Fair Value Measurements - Recurring (Significant Unobservable Inputs in Level 3 Valuation) (Details) - Significant unobservable inputs (Level 3)	12 Months Ended
	Dec. 31, 2015 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Number Of Renewal Periods	2
Term of counterparty option to renew gas purchase agreement	5 years
Liability [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Probability of Renewal	50.00%	[1]
Minimum [Member] | Assets [Member] | Ethanol prices [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	$ 0.0016
Minimum [Member] | Assets [Member] | Propane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0039
Minimum [Member] | Assets [Member] | Isobutane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0054
Minimum [Member] | Assets [Member] | Normal Butane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0051
Minimum [Member] | Assets [Member] | Natural Gasoline Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0089
Minimum [Member] | Liability [Member] | Propane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0039	[2]
Minimum [Member] | Liability [Member] | Isobutane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0053	[2]
Minimum [Member] | Liability [Member] | Normal Butane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0048	[2]
Minimum [Member] | Liability [Member] | Natural Gasoline Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0089	[2]
Minimum [Member] | Liability [Member] | Natural Gas Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0218	[3]
Minimum [Member] | Liability [Member] | ERCOT Pricing [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Commodity Price	0.2308
Maximum [Member] | Assets [Member] | Ethanol prices [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0019
Maximum [Member] | Assets [Member] | Propane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0044
Maximum [Member] | Assets [Member] | Isobutane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0057
Maximum [Member] | Assets [Member] | Normal Butane Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0057
Maximum [Member] | Assets [Member] | Natural Gasoline Contract [Member] | Commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0093
Maximum [Member] | Liability [Member] | Propane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0049	[2]
Maximum [Member] | Liability [Member] | Isobutane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0064	[2]
Maximum [Member] | Liability [Member] | Normal Butane Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0060	[2]
Maximum [Member] | Liability [Member] | Natural Gasoline Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0104	[2]
Maximum [Member] | Liability [Member] | Natural Gas Contract [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0339	[3]
Maximum [Member] | Liability [Member] | ERCOT Pricing [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Commodity Price	$ 0.4458
First Five Year Term [Member] | Liability [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Probability of Renewal	50.00%
Second Five Year Term [Member] | Liability [Member] | Embedded derivatives in commodity contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Probability of Renewal	75.00%

[1]	(3)
[2]	(1) NGL prices used in the valuation are generally at the lower end of the range in the early years and increase over time.
[3]	(2) Natural gas prices used in the valuations are generally at the lower end of the range in the early years and increase over time.